Note 9 - Staff Numbers and Costs - Average Number of Employees (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Average number of employees	254	212	209
Sales and Business Development [Member]
Statement Line Items [Line Items]
Average number of employees	13	13	11
Central Services and Management [Member]
Statement Line Items [Line Items]
Average number of employees	29	35	27
Production [Member]
Statement Line Items [Line Items]
Average number of employees	212	164	171